Lease Commitments And Notes Payable (Schedule Of Future Minimum Lease Payments Under Noncancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011
Lease Commitments And Notes Payable [Abstract]
2012	$ 4,977
2013	4,450
2014	4,626
2015	4,603
2016	4,349
Thereafter	27,882
Total future minimum lease payments	$ 50,887